Earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit and weighted average number of common shares
Profit for the period attributable to the Owners of the Group	$ 81,122,288	$ 104,541,409
Weighted average number of shares outstanding in the period	32,194,108	32,194,108
Earnings per share - basic	$ 2.52	$ 3.25
Earnings per share - diluted	$ 2.52	$ 3.25